S-K 1602(c) Dilution	Feb. 20, 2026 USD ($) $ / shares shares
Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.85
Net Tangible Book Value | $	$ (10,489)
Net Tangible Book Value, Adjusted | $	$ 150,060,811
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,975,000
With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.16
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.84
Net Tangible Book Value | $	$ (10,489)
Net Tangible Book Value, Adjusted | $	$ 172,639,511
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	24,096,500
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.53
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.47
Net Tangible Book Value | $	$ (10,489)
Net Tangible Book Value, Adjusted | $	$ 112,560,811
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,255,000
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.55
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.45
Net Tangible Book Value | $	$ (10,489)
Net Tangible Book Value, Adjusted | $	$ 129,514,511
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,784,000
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.57
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.43
Net Tangible Book Value | $	$ (10,489)
Net Tangible Book Value, Adjusted | $	$ 75,060,811
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,475,000
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.58
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.42
Net Tangible Book Value | $	$ (10,489)
Net Tangible Book Value, Adjusted | $	$ 86,389,511
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,471,500
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.86
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.14
Net Tangible Book Value | $	$ (10,489)
Net Tangible Book Value, Adjusted | $	$ 37,560,811
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,725,000
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.88
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.12
Net Tangible Book Value | $	$ (10,489)
Net Tangible Book Value, Adjusted | $	$ 43,264,511
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,159,000
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.02
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.98
Net Tangible Book Value | $	$ (10,489)
Net Tangible Book Value, Adjusted | $	$ 60,811
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,975,000
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.01
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.99
Net Tangible Book Value | $	$ (10,489)
Net Tangible Book Value, Adjusted | $	$ 139,511
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,846,500
Public Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 7.15
Public Units [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	7.16
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	6.53
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	6.55
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	5.57
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	5.58
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	3.86
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	3.88
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0.02
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0.01
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ 151,000,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,500,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,000,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,500,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,000,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,500,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,000,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,500,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,000,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,500,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	12,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	12,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	12,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	12,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	12,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	12,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	12,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	12,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	12,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	12,500
Less Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(191,200)
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(191,200)
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(191,200)
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(191,200)
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(191,200)
Less Deferred Underwriting Commissions [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(750,000)
Less Deferred Underwriting Commissions [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(862,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(750,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(862,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(750,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(862,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(750,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(862,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(750,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(862,500)
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(37,500,000)
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(43,125,000)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(75,000,000)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(86,250,000)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(112,500,000)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(129,375,000)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(172,500,000)
Less Redemptions [Member] | Less Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (150,000,000)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Representative Shares Issued [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	675,000
Representative Shares Issued [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	776,250
Representative Shares Issued [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	675,000
Representative Shares Issued [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	776,250
Representative Shares Issued [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	675,000
Representative Shares Issued [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	776,250
Representative Shares Issued [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	675,000
Representative Shares Issued [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	776,250
Representative Shares Issued [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	675,000
Representative Shares Issued [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	776,250
Private Placement Shares Issued [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	300,000
Private Placement Shares Issued [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	320,250
Private Placement Shares Issued [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	300,000
Private Placement Shares Issued [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	320,250
Private Placement Shares Issued [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	300,000
Private Placement Shares Issued [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	320,250
Private Placement Shares Issued [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	300,000
Private Placement Shares Issued [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	320,250
Private Placement Shares Issued [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	300,000
Private Placement Shares Issued [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	320,250
Ordinary Shares Offered [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(3,750,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(4,312,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(7,500,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(8,625,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(11,250,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(12,937,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(15,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(17,250,000)